Remuneration and other benefits paid to the Bank’s directors and senior managers - Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 241,230,000	€ 241,179,000	€ 218,083,000
Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	12,377,000	13,650,000	€ 11,723,000
Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	49	233
Bank's Directors | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	49	233
Bank's Directors | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Direct risk exposure
Risk exposure on loan commitments, etc.	14	18
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	14	18
Bank's Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez
Direct risk exposure
Risk exposure on loan commitments, etc.	5	27
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	5	27
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Bruce Carnegie-Brown | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Rodrigo Echenique Gordillo
Direct risk exposure
Risk exposure on loan commitments, etc.	0	33
Bank's Directors | Mr. Rodrigo Echenique Gordillo | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	33
Bank's Directors | Mr. Rodrigo Echenique Gordillo | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola
Direct risk exposure
Risk exposure on loan commitments, etc.	2	21
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	2	21
Bank's Directors | Mr. Javier Botin-Saenz de Sautuola | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Sol Daurella Comadran
Direct risk exposure
Risk exposure on loan commitments, etc.	22	55
Bank's Directors | Ms. Sol Daurella Comadran | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	22	55
Bank's Directors | Ms. Sol Daurella Comadran | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Esther Gimenez-Salinas I Colomer
Direct risk exposure
Risk exposure on loan commitments, etc.	0	1
Bank's Directors | Mrs. Esther Gimenez-Salinas I Colomer | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	1
Bank's Directors | Mrs. Esther Gimenez-Salinas I Colomer | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Direct risk exposure
Risk exposure on loan commitments, etc.	0	1
Bank's Directors | Mr. Ignacio Benjumea Cabeza de Vaca | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	1
Bank's Directors | Mr. Ignacio Benjumea Cabeza de Vaca | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Belen Romana Garcia
Direct risk exposure
Risk exposure on loan commitments, etc.	0	21
Bank's Directors | Mrs. Belen Romana Garcia | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	21
Bank's Directors | Mrs. Belen Romana Garcia | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Guillermo de la Dehesa Romero
Direct risk exposure
Risk exposure on loan commitments, etc.	0	56
Bank's Directors | Mr. Guillermo de la Dehesa Romero | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	56
Bank's Directors | Mr. Guillermo de la Dehesa Romero | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Ramiro Mato Garca Ansorena | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Homaira Akbari | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Alvaro Cardoso De Souza | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Pamela Ann Walkden
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Pamela Ann Walkden | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Ms. Pamela Ann Walkden | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Luis Isasi Fernandez de Bobadilla | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Sergio Agapito Lires Rial
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Sergio Agapito Lires Rial | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. Sergio Agapito Lires Rial | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mr. R. Martin Chavez | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga
Direct risk exposure
Risk exposure on loan commitments, etc.	6	0
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga | Loan commitments granted
Direct risk exposure
Risk exposure on loan commitments, etc.	6	0
Bank's Directors | Mrs. Gina Lorenza Diez Barroso Aracarraga | Financial guarantees granted
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 0	€ 0